Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Senior Notes	$ 496,608	$ 646,538
Total Borrowings	686,844	835,511
Less: current portion, net	(23,544)	(130,693)
Less: deferred finance costs and discount, net	(12,090)	(18,061)
Total long-term borrowings	651,210	686,757
Total Navios Holdings [Member]
Debt Instrument [Line Items]
Total Borrowings	127,459	277,135
Total Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	559,385	558,376
2022 Senior Secured Notes [Member] | Navios Holdings [Member]
Debt Instrument [Line Items]
Senior Notes	0	155,000
2024 Notes [Member] | Navios Holdings [Member]
Debt Instrument [Line Items]
Senior Notes	8,626	8,626
NSM Loan [Member] | Navios Holdings [Member]
Debt Instrument [Line Items]
Total Borrowings	0	48,879
$115.0 million NSM Loan (incl. accrued interest $571) | Navios Holdings [Member]
Debt Instrument [Line Items]
Long-Term Line of Credit	0	64,630
Convertible Debenture [Member] | Navios Holdings [Member]
Debt Instrument [Line Items]
Total Borrowings	118,833	0
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
Navios Logistics Notes Payable [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Notes Payable	7,677	12,463
2022 Navios Logistics BBVA Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	22,530	0
2022 Navios Logistics Alpha Bank Loan [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	6,300	0
Navios Logistics BBVA Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	0	12,000
Navios Logistics Alpha Bank Loan [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	0	7,700
Navios Logistics Santander Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	4,125	0
Seller's Credit Agreement for the construction of six liquid barges [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	8,753	11,213
Seller's Credit Agreement for the Navios Logistics' 2020 Fleet [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	$ 10,000	$ 15,000